Summary of Significant Accounting Policies - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Goodwill and Intangible Assets [Roll Forward]
Goodwill, beginning of period	$ 291,503	$ 291,503
Goodwill, end of period	291,503	291,503
Intangible assets. amortization	(2,369)	(3,551)
Goodwill and intangible assets, beginning of period	299,358	302,909
Goodwill and intangible assets, end of period	296,989	299,358
Core Deposit [Member]
Goodwill and Intangible Assets [Roll Forward]
Intangible assets, beginning of period	7,855	11,406
Intangible assets. amortization	(2,369)	(3,551)
Intangible assets, end of period	5,486	$ 7,855
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	1,648
2018	1,204
2019	1,157
2020	1,157
2021	$ 320